Interim Consolidated Statements of Comprehensive Income/(Loss) (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Income Statement [Abstract]
Revenues, net	$ 22,110	$ 18,756
Expenses:
Voyage related costs and commissions, net	(727)	(1,571)
Vessel operating expenses	(7,111)	(6,965)
General and administrative expenses	(1,452)	(4,573)
Management fees, related parties	(704)	(686)
Management fees, other	(264)	(251)
Amortization of special survey costs	(338)	(264)
Depreciation	(3,759)	(3,752)
Operating income	7,755	694
Other expenses, net:
Interest and finance costs	(2,628)	(2,944)
Interest income	977	857
Total other expenses, net	(1,651)	(2,087)
Net (loss)/income	6,104	(1,393)
Net loss/(income) attributable to non-controlling interests	(867)	156
Net (loss)/income attributable to Pyxis Tankers Inc.	$ 5,237	$ (1,237)
Net (loss)/income per common share, basic	$ 0.51	$ (0.12)
Net (loss)/income per common share, diluted	$ 0.51	$ (0.12)
Weighted average number of common shares, basic	10,290,343	10,417,915
Weighted average number of common shares, diluted	10,290,343	10,417,915